GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5: GOODWILL AND INTANGIBLE ASSETS

The Company recorded $6,479,218 in goodwill from the Bailey business combination in February 2020, $9,681,548 in goodwill from the H&J business combination in May 2021 and $2,104,056 in goodwill from the Stateside business combination in August 2021.

The following table summarizes information relating to the Company’s identifiable intangible assets as of September 30, 2022:

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$6,453,750	(3,062,794)	$3,390,956
	6,453,750	(3,062,794)	3,390,956

Indefinite-lived:
Brand name	$7,836,920	—	7,836,920
	$14,290,670	$(3,062,794)	$11,227,876

The Company recorded amortization expense of $537,813 and $355,808 during the three months ended September 30, 2022 and 2021, and $1,613,438 and $590,711 during the nine months ended September 30, 2022 and 2021, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

NOTE 6: GOODWILL AND INTANGIBLE ASSETS

The Company recorded $6,479,218 in goodwill from the Bailey business combination in February 2020, $9,681,548 in goodwill from the H&J business combination in May 2021 and $1,610,265 in goodwill from the Stateside business combination in August 2021. In the fourth quarter of 2021, the Company recorded an additional $493,791 in Stateside goodwill based on the final purchase price allocation.

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2021:

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$6,453,750	$(1,449,357)	$5,004,393
	6,453,750	(1,449,357)	5,004,393

Indefinite-lived:
Brand name	$7,836,920	—	7,836,920
	$14,290,670	$(1,449,357)	$12,841,313

Due to the effects of COVID-19 and revenue levels not recovering as quickly as anticipated and related uncertainty which affected Bailey’s results and near-term demand for its products, the Company determined that there were indications for further impairment analysis in both 2020 and 2021.

During the years ended December 31, 201 and 2020, the Company recorded impairment losses of $3,400,000 and $784,500 for the intangible asset as management determined circumstances existed that indicated the carrying value may not be recoverable. The impairment analysis was based on the relief from royalty method using projected revenue estimates and discounts rates believed to be appropriate.

Fair value determinations require considerable judgment and are sensitive to changes in underlying assumptions, estimates and market factors. The discount rate, revenue assumptions and terminal growth rate of our reporting unit were the material assumptions utilized in the model used to estimate the fair value of the Bailey unit. The analysis requires estimates, assumptions and judgments about future events. Our analysis uses our internally generated long-range plan. The long-range plan reflects management judgment, which includes observation of expected industry trends.

The Company recorded amortization expense of $1,128,524 and $320,833 during the years ended December 31, 2021 and 2020, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

Future amortization expense at December 31, 2020 is as follows:

Year Ending December 31,
2022	2,151,250
2023	1,830,417
2024	1,022,726
$5,004,393